Note 30 Commitments and guarantees given (Details) - EUR (€) € in Millions		Jun. 30, 2026	Dec. 31, 2025
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		€ 267,238	€ 227,554
Memorandum financial guarantees given		26,861	24,865
Memorandum other commitments given		77,595	60,159
Total Loan commitments and financial guarantees		371,693	312,578
Of which impaired [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		191	179
Memorandum financial guarantees given		121	138
Memorandum other commitments given	[1]	337	359
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		0	0
Memorandum financial guarantees given		0	0
Memorandum other commitments given		30	0
Government [member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		3,533	3,886
Memorandum financial guarantees given		107	147
Memorandum other commitments given		403	368
Banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		34,330	18,223
Memorandum financial guarantees given		799	774
Memorandum other commitments given		16,262	7,265
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		19,949	14,295
Memorandum financial guarantees given		3,505	3,204
Memorandum other commitments given		5,852	4,043
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		102,322	92,124
Memorandum financial guarantees given		22,242	20,512
Memorandum other commitments given		54,810	48,291
Households [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		107,103	99,026
Memorandum financial guarantees given		207	228
Memorandum other commitments given		€ 238	€ 192

[1]	(1) Impaired financial guarantees given amounted to €458 million and €497 million, respectively, as of June 30, 2026 and December 31, 2025, respectively.